Segment Reporting (Details 2) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements
Combined gross profit	$ 155,435,000	$ 134,867,000	$ 118,093,000	$ 93,797,000	$ 59,072,000	$ 104,874,000	$ 82,620,000	$ 90,675,000	$ 55,319,000	$ 401,084,000	$ 270,962,000	$ 405,829,000	$ 333,488,000	$ 209,598,000
Operating costs and expenses
Selling, general and administrative expenses	41,408,000		27,889,000							110,379,000	79,232,000	115,491,000	95,710,000	73,882,000
Operating expenses	53,315,000		46,713,000							152,296,000	137,420,000	185,713,000	140,413,000	73,534,000
Amortization expense	4,522,000		4,773,000							13,574,000	13,321,000	19,216,000	7,024,000	4,800,000
Total costs and operating expenses	99,245,000		79,375,000							276,249,000	229,973,000	320,420,000	243,147,000	154,246,000
Operating income (loss)	56,190,000		38,718,000							124,835,000	40,989,000	85,409,000	90,341,000	55,352,000
Interest expense	(12,324,000)		(10,855,000)							(35,677,000)	(32,113,000)	(43,537,000)	(42,021,000)	(35,932,000)
Income tax expense	(244,000)		(2,727,000)							(660,000)	(852,000)	(819,000)	(1,577,000)	(68,000)
Net income	43,622,000	33,029,000	25,136,000	5,204,000	(22,316,000)	22,735,000	6,893,000	18,515,000	(1,400,000)	88,498,000	8,024,000	41,053,000	46,743,000	19,352,000
Net (income) loss attributable to noncontrolling interest	(1,114,000)		679,000							(1,699,000)	549,000	1,562,000
Net income attributable to Global Partners LP	42,508,000	34,042,000	25,815,000	4,825,000	(22,067,000)					86,799,000	8,573,000	42,615,000	46,743,000	19,352,000
Mark to market loss value for RVO deficiency	600,000	(13,100,000)								600,000		(13,100,000)
Operating costs and expenses not allocated to operating segments
Operating costs and expenses
Selling, general and administrative expenses	41,408,000		27,889,000							110,379,000	79,232,000	115,491,000	95,710,000	73,882,000
Operating expenses	53,315,000		46,713,000							152,296,000	137,420,000	185,713,000	140,413,000	73,534,000
Amortization expense	4,522,000		4,773,000							13,574,000	13,321,000	19,216,000	7,024,000	4,800,000
Total costs and operating expenses	$ 99,245,000		$ 79,375,000							$ 276,249,000	$ 229,973,000	$ 320,420,000	$ 243,147,000	$ 154,246,000